Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before income tax expense		$ (29,902,591)	$ (13,468,195)	$ (18,343,984)
Tax at the Australian tax rate of 26% (2020 and 2019: 27.5%)		(7,774,674)	(3,703,754)	(5,044,596)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments		464,324	443,956	435,046
Other non-deductible expenses		1,239,756	436,396	3,771,771
Non-assessable income		(541,122)	(442,580)	(1,445,111)
Capital listing fee		(259,458)	(192,741)	(99,976)
Difference in overseas tax rates	[1]	2,132,187	1,817,387	2,040,517
Income tax expense before adjustment		(4,738,987)	(1,641,336)	(342,349)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized		4,738,954	1,641,299	342,349
Income tax expense	[2]	$ 33	$ 37	$ 0

[1]	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for financial year 2021.
[2]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.